Offerings	Mar. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	46,500,000
Proposed Maximum Offering Price per Unit	1.51
Maximum Aggregate Offering Price	$ 70,215,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,749.92
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) under the Securities Act, Plug Power Inc. (the "Registrant") initially deferred payment of the registration fee for the Registrant's Registration Statement on Form S-3ASR (File No. 333-265488) filed with the Securities and Exchange Commission on June 8, 2022 (the "Registration Statement).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	185,430,464
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Common Stock
Amount Registered | shares	138,930,464
Proposed Maximum Offering Price per Unit	1.509
Maximum Aggregate Offering Price	$ 209,646,070.18
Fee Rate	0.01531%
Amount of Registration Fee	$ 32,096.81
Offering Note	The registration fee is calculated in accordance with Rule 457(r) and 457(g) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of the registration fee for the Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share, issuable upon exercise of Warrants
Amount Registered | shares	185,430,464
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 370,860,928.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 56,778.81
Offering Note	The registration fee is calculated in accordance with Rule 457(r) and 457(g) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of the registration fee for the Registration Statement. Includes 185,430,464 shares of the Registrant's common stock, par value $.01 per share, (the "common stock") underlying unexercised warrants as of the date of the prospectus supplement to which this exhibit is attached. The initial exercise price of the warrants of $2.00 is being used to calculate the filing fee in accordance with Rule 457(g) of the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share, issuable upon exercise of Pre-Funded Warrants
Amount Registered | shares	138,930,464
Proposed Maximum Offering Price per Unit	0.001
Maximum Aggregate Offering Price	$ 138,930.46
Fee Rate	0.01531%
Amount of Registration Fee	$ 21.27
Offering Note	The registration fee is calculated in accordance with Rule 457(r) and 457(g) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of the registration fee for the Registration Statement. Includes 138,930,464 shares of the Registrant's common stock underlying unexercised pre-funded warrants as of the date of the prospectus supplement to which this exhibit is attached. The initial exercise price of the pre-funded warrants of $0.001 is being used to calculate the filing fee in accordance with Rule 457(g) of the Securities Act.